Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Schedule of transactions with associates, joint ventures and equity investees

	Associates and	Equity
	joint ventures	shares (1)	Total
31 December 2025	£m	£m	£m
Investments	753	1	754
Loans to customers - amortised cost	—	4	4
Customer deposits	1	—	1
Other comprehensive income	—	33	33
Other operating income	69	10	79

31 December 2024
Investments	690	122	812
Loans to customers - amortised cost	—	4	4
Customer deposits	1	1	2
Other comprehensive income	—	(22)	(22)
Other operating income	19	—	19

(1)Represents investments in entities where ownership is more than 10%